ACQUISITIONS	9 Months Ended
Sep. 30, 2025
Business Combinations [Abstract]
ACQUISITIONS
NOTE 3:-          ACQUISITIONS

The Company accounted for the following transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values.

In addition, the transactions included additional consideration related to compensation for post combination services which were recorded as prepaid expenses and other long-term assets and will be recognized over the requisite service period.

a.
On September 30, 2024, the Company completed the acquisition of all outstanding shares of Cyberint Ltd. (“Cyberint”), a privately held Israeli-based company, specializes in threat intelligence, digital risk protection, and attack surface management. The Company acquired Cyberint for total consideration of approximately $188.6. Cyberint cloud security technology platform, especially in the areas of security from external risks, Security operations center (SecOps) and users protection, will enable the Company to expand the threat prevention capabilities of its Infinity platform and enter new markets.

The Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management.

Goodwill arising from the Cyberint acquisition is primarily attributed to synergies. Goodwill is not expected to be deductible for income tax purposes.

	Weighted Average Useful Life	Amount

Goodwill		$133.4
Core technology	7 Years	51.2
Customer relationship	1 Years	15.7
Net assumed liabilities		(11.7)
Total		$188.6

The fair value of Core technology was determined using the income approach, specifically the multi-period excess earnings method.

Customer relationships represent the fair value of existing contractual relationships and customer loyalty determined based on existing relationships using the income approach, specifically the with and without method.

The fair value of the identified intangible assets subject to amortization are amortized over the assets’ estimated useful lives based on the pattern in which the economic benefits are expected to be received to cost of revenues and operating expenses.

Cyberint acquisition-related costs were immaterial and recorded on the Company’s Consolidated Statements of Income. Acquisition-related costs are primarily comprised of direct transaction costs.

Unaudited Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

b.
On June 9, 2025, the Company completed the acquisition of all outstanding shares of Veriti security Ltd. (“Veriti”), a privately held Israeli-based company, which develops and markets a cyber software platform that combines AI and machine learning and provides a holistic understanding of security and risk posture. The Company acquired Veriti for total consideration of approximately $92. Veriti introduces preemptive exposure management, delivering automated remediation of threat exposure risks and collaborative threat prevention across complex multi-vendor environments, which would enable the Company to expand its product portfolio.